Accounts receivable - Summary of Accounts and notes receivable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Jan. 01, 2021 TWD ($)
Disclosure of financial assets [Line Items]
Accounts receivable	$ 4,381,563	$ 142,582	$ 6,344,246
Accounts receivable [member]
Disclosure of financial assets [Line Items]
Accounts receivable	4,384,232		6,346,156	$ 5,364,156
Loss allowance [member]
Disclosure of financial assets [Line Items]
Accounts receivable	$ (2,669)		$ (1,910)